Taxation - Additional Information (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure Of Income Taxes [line items]
Effective tax rate on reported (loss)/profit before taxation	(0.80%)	25.50%	22.60%